RELATED PARTY TRANSACTIONS - Narrative (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2024 USD ($) agreement	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) agreement $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 27, 2024 USD ($)	May 24, 2024 USD ($)	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Preferred shares (in dollars per share) | $ / shares		$ 25.00		$ 25.00
Amount called on the equity commitment				$ 0		$ 0
Receivables due from parent		$ 1,468,000,000		1,468,000,000		1,278,000,000
Amounts receivable, related party transactions		21,000,000		21,000,000		19,000,000
Brookfield Infrastructure Holdings Corporation
Disclosure of transactions between related parties [line items]
Related party, equity commitment				$ 1,000,000,000
Class Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Borrowing agreements | agreement				2
Borrowing, term				10 years
Credit facility, maximum borrowing capacity		1,000,000,000		$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowing agreements | agreement	2
Credit facility, maximum borrowing capacity	$ 150,000,000
Borrowings		$ 0		$ 0		0
Borrowings maturity, term	10 years
Borrowings maturity, annual extensions period	1 year
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		0.20%		0.20%
Interest expenses on demand deposit payable (less than in 2024)		$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter				0.3125%
Asset management fee, percent				1.25%
Services received, related party transactions		18,000,000	15,000,000	$ 34,000,000	31,000,000
Subsidiary of Common Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		36,000,000		36,000,000		30,000,000
Subsidiary of Common Parent | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0	0	0	0
Revenue from rendering of services, related party transactions		1,000,000	1,000,000	1,000,000	1,000,000
Subsidiary of Common Parent | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings		57,000,000		57,000,000		57,000,000
Borrowings, adjustment to interest rate basis								2.10%	2.10%
Interest expense, related party transactions		2,000,000	1,000,000	4,000,000	1,000,000
Receivables due from parent		1,367,000,000		1,367,000,000		1,178,000,000
Subsidiary of Common Parent | Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings								$ 100,000,000
March Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings								$ 200,000,000	$ 250,000,000
Interest expense, related party transactions		1,000,000	3,000,000	2,000,000	8,000,000
March Loan Agreement | Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure, Until May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis									4.75%
May Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.75%
Interest expense, related party transactions		1,000,000	$ 1,000,000	1,000,000	$ 1,000,000
Noncash transaction loan								$ 24,000,000
Borrowings outstanding		$ 43,000,000		$ 43,000,000		$ 43,000,000
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								2.10%
May Loan Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.75%
December Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings							$ 17,000,000